Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ 26,617	$ 21,862
Additions		1,130
Decrease	(1,864)
Foreign currency translation	360	131
Balance at the end of the period	$ 25,113	$ 23,123